RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

a)	Related parties#

Name of Related Parties	Relationship with the Group
JYADK	Equity investee of the Group
Zhejiang Marine Leasing Ltd.*	Equity investee of the Group since June 10, 2020
Cherrylane Investments Limited	An entity controlled by a director of the Company
Guangdong Proton International Hospital Management Co., Ltd	A wholly owned subsidiary of an equity investee of the Group

#    These are the related parties that have engaged in significant transactions with the Company for the years ended December 31, 2020, 2021 and 2022.

*  Zhejiang Marine Leasing Ltd, which have been invested by the Group since June 10, 2020 and have become an associate of the Group.

b)    The Group had the following related party transactions for the years ended December 31, 2020, 2021 and 2022.

	For the Years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Loan to:
Guangdong Proton International Hospital Management Co., Ltd	—	142,895	16,800	2,436
	—	142,895	16,800	2,436
Interest income from:
JYADK	127	650	—	—
Guangdong Proton International Hospital Management Co., Ltd	—	2,797	6,961	1,009
	127	3,447	6,961	1,009

Loan from:
Cherrylane Investments Limited	—	15,932	—	—
Zhejiang Marine Leasing Ltd	199,000	8,500	220,369	31,951
	199,000	24,432	220,369	31,951
Interest expense to:
Cherrylane Investments Limited	587	554	1,334	193
Zhejiang Marine Leasing Ltd	41,331	12,978	15,456	2,241
	41,918	13,532	16,790	2,434
Repayment to:
Cherrylane Investments Limited	—	3,824	—	—
Zhejiang Marine Leasing Ltd	272,640	77,062	82,915	12,022
	272,640	80,886	82,915	12,022
Repayment from:
JYADK	1,485	2,430	—	—
	1,485	2,430	—	—

Schedule of related party balances
(c)	The balances between the Group and its related parties as of December 31, 2021 and 2022 are listed below.

	As at December 31,
	2021	2022	2022
	RMB	RMB	US$
Due from related parties, current:
Guangdong Proton International Hospital Management Co., Ltd	145,692	169,453	24,568
	145,692	169,453	24,568

Due to related parties, current:
Cherrylane Investments Limited	12,108	13,105	1,900
	12,108	13,105	1,900

Due to related parties, non-current
Zhejiang Marine Leasing Ltd	83,778	122,579	17,772
	83,778	122,579	17,772
Due to related parties, non-current, due within 1 year
Zhejiang Marine Leasing Ltd	26,753	123,855	17,957
Cherrylane Investments Limited	9,240	10,001	1,450
	35,993	133,856	19,407